SUPPLEMENT

Dated November 26, 2008

to the Currently Effective

Class A, Class B and Class C Shares Prospectus,

Class I Shares Prospectus,

Class R3, Class R4, Class R5 and Class Y Shares Prospectus

And

Class Y Shares Prospectus

dated November 30, 2007

For The Hartford Mutual Funds (collectively, the “Prospectuses”)

The Prospectuses referenced above are revised as follows:

The Hartford Global Enhanced Dividend Fund

Currently, the fund’s Investment Manager, Hartford Investment Financial Services, LLC (“HIFSCO”), has agreed to waive 100% of the management fee through November 30, 2008.  Effective December 1, 2008 HIFSCO has agreed continue that waiver through February 28, 2010.  Accordingly, in the Prospectuses under the heading “The Hartford Global Enhanced Dividend Fund - Your Expenses,” footnote 2 to the table is deleted and replaced with the following:

(2)   Effective December 1, 2008, HIFSCO has voluntarily agreed to waive 100% of the management fee until February 28, 2010.

This Supplement should be retained with your Prospectus for future reference.